Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventories [Abstract]
Raw materials	$ 2,168	$ 2,078
Work-in-process	2,616	2,270
Finished products	1,325	896
Total inventories	$ 6,109	$ 5,244